Non-Agency Collateralized Mortgage Obligations (Detail) (USD $)					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 SARM 2004-6 3A3	Sep. 30, 2012 MARM 2004-15 4A1	Sep. 30, 2012 Collateralized Mortgage Obligations	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade GSR 2003-4F 1A2	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade MASTR 2003-8 4A1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Investment Grade SARM 2004-6 3A3	Sep. 30, 2012 Collateralized Mortgage Obligations Split Rating	Sep. 30, 2012 Collateralized Mortgage Obligations Split Rating CMLTI 2004-HYB1 A31	Sep. 30, 2012 Collateralized Mortgage Obligations Split Rating MARM 2004-7 5A1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Non Investment Grade	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Non Investment Grade MARM 2004-13 B1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Non Investment Grade MARM 2004-15 4A1	Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Investment Grade GSR 2003-4F 1A2		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Investment Grade MASTR 2003-8 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Investment Grade SARM 2004-6 3A3		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's Split Rating CMLTI 2004-HYB1 A31		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's Split Rating MARM 2004-7 5A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Non Investment Grade MARM 2004-13 B1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Moody's External Credit Rating, Non Investment Grade MARM 2004-15 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Investment Grade GSR 2003-4F 1A2		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Investment Grade MASTR 2003-8 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Investment Grade SARM 2004-6 3A3		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's Split Rating CMLTI 2004-HYB1 A31		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's Split Rating MARM 2004-7 5A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Non Investment Grade MARM 2004-13 B1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Standard & Poor's External Credit Rating, Non Investment Grade MARM 2004-15 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Investment Grade GSR 2003-4F 1A2		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Investment Grade MASTR 2003-8 4A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Investment Grade SARM 2004-6 3A3		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch Split Rating CMLTI 2004-HYB1 A31		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch Split Rating MARM 2004-7 5A1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Non Investment Grade MARM 2004-13 B1		Sep. 30, 2012 Collateralized Mortgage Obligations External Credit Rating, Fitch External Credit Rating, Non Investment Grade MARM 2004-15 4A1
Investments Unrealized Gain Loss Positions [Line Items]
Cumulative Net Impairment Losses Recognized in Earnings					$ 380,000								$ 380,000	$ 380,000
Current Par Value					18,054,000	2,487,000	353,000	835,000	1,299,000	6,923,000	1,449,000	5,474,000	8,644,000	5,954,000	2,690,000
Amortized Cost	189,379,333	158,736,574	1,300,000	2,700,000	17,668,000	2,481,000	353,000	829,000	1,299,000	6,923,000	1,449,000	5,474,000	8,264,000	5,574,000	2,690,000
Market Value	189,379,333	158,736,574			14,289,000	2,356,000	359,000	854,000	1,143,000	6,248,000	1,446,000	4,802,000	5,685,000	3,273,000	2,412,000
Unrealized Gain (Loss)					$ (3,379,000)	$ (125,000)	$ 6,000	$ 25,000	$ (156,000)	$ (675,000)	$ (3,000)	$ (672,000)	$ (2,579,000)	$ (2,301,000)	$ (278,000)
Credit Rating																n/a	[1]	n/a	[1]	n/a	[1]	B1	[1]	Ba3	[1]	NR	[1]	B3	[1]	AAA/*-	[1]	AAA/*-	[1]	A+	[1]	n/a	[1]	BBB-/*	[1]	B-/*	[1]	n/a	[1]	AAA/*-	[1]	AAA	[1]	n/a	[1]	AA/*-	[1]	n/a	[1]	n/a	[1]	B	[1]

[1]	Credit ratings are current as of September 30, 2012.